NON—CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Group Ownership Percentages and the Non Controlling Interests
The following table summarizes the Company’s ownership percentages and the NCI amount as of December 31, 2025 and 2024. Each NCI partnership in the following table corresponds to multiple entities in Note 2d.

		Ownership Percentage		NCI
Partnership	Country	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

Latam Parque Logistico Coyol II	Costa Rica	50%	50%	$4,787,776	$4,504,604
Latam Parque Logistico San José - Verbena	Costa Rica	24%	24%	23,199,548	24,013,584
Parque Logístico Callao	Peru	40%	40%	19,279,897	13,318,354
Alas Partnership	Mexico	10%	N/A	20,613,850	—
LPA Asset Management CR SA	Mexico	75%	N/A	23,665	—
Total				$67,904,736	$41,836,542

Schedule of Partnership Entities Paid Distribution to Non-controlling Investee Partners
During the years ended December 31, 2025, 2024, and 2023 the partnership entities' distributions to the NCI partners were as follows:

	2025	2024	2023

Latam Parque Logístico Coyol II	$300,000	$800,000	$3,675,054
Latam Parque Logístico San José - Verbena	2,475,413	9,142,800	847,882
Total distributions to non-controlling partners	$2,775,413	$9,942,800	$4,522,936

Schedule of Contributions to Noncontrolling Partners
During the years ended December 31, 2025, 2024, and 2023, NCI partners’ contributions to the partnership entities were as follows:

	2025	2024	2023

Parque Logístico Callao	$3,690,000	$3,303,450	$5,870,313
Alas Partnership	19,517,969	—	—
LPA Asset Management	23,665	—	—
Total	$23,231,634	$3,303,450	$5,870,313

Schedule of Non-controlling Partnership Entities Total Assets and Total Liabilities
Summarized financial information of non-controlling partnership entities’ total assets and total liabilities as of December 31, 2025 and 2024 was as follows:

	As of December 31, 2025
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao	Alas Partnership

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$320,747	$2,169,918	$2,015,136	$2,121,284
Lease and other receivables, net	12,466	2,941,661	5,940,212	1,057,825
Other current assets	84,714	52,728	283,776	2,679
NON-CURRENT ASSETS:
Investment properties	30,131,000	87,541,000	68,627,612	20,569,000
Property and equipment, net	—	21,627	3,812	—
Restricted cash equivalents - long term	480,000	1,450,000	539,186	—
Total assets	$31,028,927	$94,176,934	$77,409,734	$23,750,788

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$129,789	$2,222,321	$5,308,266	$184,899
Due to affiliates	—	—	—	217,343
Other current liabilities	—	—	193,980	—
NON-CURRENT LIABILITIES:
Long term debt	17,572,856	55,483,503	23,749,305	—
Security deposits	195,000	464,598	539,656	282,155
Other non-current liabilities	—	—	13,150,574	—
Deferred tax liability	3,555,727	5,625,594	2,574,663	20,055
Total liabilities	$21,453,372	$63,796,016	$45,516,444	$704,452

EQUITY:
Equity attributable to owners of the Company	$4,787,779	$7,181,370	$12,613,393	$2,432,486
Non-controlling interests	$4,787,776	$23,199,548	$19,279,897	$20,613,850

	As of December 31, 2024
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$209,675	$4,773,465	$179,919
Lease and other receivables, net	24,804	3,274,430	1,654,241
Other current assets	142,777	49,802	256,011
NON-CURRENT ASSETS:
Investment properties	29,794,000	86,680,123	38,489,189
Property and equipment, net	—	22,233	4,407
Restricted cash equivalents - long term	480,000	1,450,000	—
Total assets	$30,651,256	$96,250,053	$40,583,767

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$191,414	$2,364,596	$2,116,681
Due to affiliates	—	619,050	—
Other current liabilities	—	380,950	385,095
NON-CURRENT LIABILITIES:
Long term debt	17,948,614	57,325,213	—
Security deposits	195,000	476,932	448,194
Other non-current liabilities	—	—	12,925,194
Deferred tax liability	3,307,017	4,133,385	2,750,819
Total liabilities	$21,642,045	$65,300,126	$18,625,983

EQUITY:
Equity attributable to owners of the Company	$4,504,607	$6,936,343	$8,639,430
Non-controlling interests	$4,504,604	$24,013,584	$13,318,354

Schedule of Net Earnings Attributable to Non-controlling Partnership
For the years ended December 31, 2025, 2024, and 2023, net earnings attributable to NCI were as follows:

	2025	2024	2023

Profit (loss) attributable to non-controlling interests
Latam Parque Logistico Coyol II	$583,171	$486,335	$(215,926)
Latam Parque Logistico San Jose - Verbena	1,661,618	5,242,930	4,682,615
Alas Partnership	1,095,880	—	—
Parque Logístico Callao	2,271,304	4,130,112	(450,017)
Total	$5,611,973	$9,859,377	$4,016,672